Feb. 01, 2016

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Global High Income Fund

Effective June 1, 2016, the following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2015 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	5/13/2005	-6.53	4.07	5.26
After tax on distributions		-9.08	1.42	2.42
After tax on distributions and sale of fund shares		-5.50	1.81	2.74
Class C before tax	5/13/2005	-2.68	4.27	4.98
INST Class before tax	3/16/1998	-1.87	5.37	6.11
Class S before tax	5/13/2005	-1.88	5.24	5.96
Bank of America Merrill Lynch Non-Financial Developed Markets High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)		-3.89	5.24	6.72
Bank of America Merrill Lynch Global High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)		-2.03	5.70	7.34

On June 1, 2016, the BofA Merrill Lynch Non-Financial Developed Markets High Yield Constrained Index replaced the BofA Merrill Lynch Global High Yield Constrained Index as the fund's comparative broad-based securities market index because the Advisor believes the BofA Merrill Lynch Non-Financial Developed Markets High Yield Constrained Index more closely reflects the fund's investment strategies.